Finance Result (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Mar. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Result
Finance income			€ 8,021	€ 114,197	€ 13,995
Finance cost from Senior Unsecured Notes			(85,182)	(41,920)	(35,471)
Finance cost from senior debt			(119,140)	(262,797)	(247,646)
Finance cost from sale of receivables			(10,964)	(9,171)	(6,053)
Capitalized interest			16,606	14,894	8,955
Finance lease expense			(35,205)	(34,558)
Other finance costs			(15,754)	(9,413)	(13,058)
Finance costs			(249,639)	(342,965)	(293,273)
Impairment and gains / (losses) on disposal of financial instruments				(37,666)	30,280
Change in fair value of financial instruments			55,703	1,326
Exchange differences			8,246	(9,616)	(8,246)
Finance result			€ (177,669)	(274,724)	€ (257,244)
Income from refinancing effect				€ 97,850
Minimum
Finance Result
Capitalized interest rate (as a percent)			3.72%	5.34%
Maximum
Finance Result
Capitalized interest rate (as a percent)			4.70%	5.46%
Shanghai RAAS Blood Products Co., Ltd.
Finance Result
Change in fair value of financial instruments	€ 56,526	€ 56,526